Equipment On Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Minimum lease payments for operating leases, in 2013	$ 473.6
Minimum lease payments for operating leases, in 2014	337.0
Minimum lease payments for operating leases, in 2015	214.9
Minimum lease payments for operating leases, in 2016	105.7
Minimum lease payments for operating leases, in 2017	35.9
Minimum lease payments for operating leases, thereafter	4.9
Truck, Parts and Other
Property Subject to or Available for Operating Lease [Line Items]
Annual amortization of deferred lease revenues, in 2013	99.1
Annual amortization of deferred lease revenues, in 2014	105.9
Annual amortization of deferred lease revenues, in 2015	99.3
Annual amortization of deferred lease revenues, in 2016	60.8
Annual amortization of deferred lease revenues, in 2017	31.8
Annual amortization of deferred lease revenues, thereafter	10.3
Annual maturities of the residual value guarantees, in 2013	120.8
Annual maturities of the residual value guarantees, in 2014	129.2
Annual maturities of the residual value guarantees, in 2015	121.0
Annual maturities of the residual value guarantees, in 2016	74.1
Annual maturities of the residual value guarantees, in 2017	38.7
Annual maturities of the residual value guarantees, thereafter	$ 12.5